STOCKHOLDERS DEFICIT (Details Narrative) - $ / shares	1 Months Ended
	Nov. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized		75,000,000	75,000,000	75,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		9,800,000	9,800,000	6,000,000
Common stock, shares outstanding		9,800,000	9,800,000	6,000,000
Powertech Holdings Company Limited [Member]
Shares issued upond consideration, shares	6,000,000